Earnings / (loss) per share - Summary of Earning Per Share (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2023 shares $ / shares
Earnings per share [line items]
Conversion shares exchange ratio | shares	0.8289
Number of RPPL shares exchanged for company shares | shares	1
Class A Shares
Earnings per share [line items]
Par or nominal value per share | $ / shares	$ 0.0001
Class C Shares
Earnings per share [line items]
Par or nominal value per share | $ / shares	$ 0.0001